As filed with the Securities and Exchange Commission on November 30, 2010

File Nos. 002-94222

811-04149

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[]

Post-Effective Amendment No. 43	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44	[X]

FRANKLIN TAX-FREE TRUST

 (Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650)312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	on February 1, 2011 pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A which became effective July 1, 2010 (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities and Exchange Act of 1933, as amended, to add an Advisor Class to the Franklin Federal Limited-Term Tax-Free Income Fund.  This amendment relates only to the prospectus, SAI and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any information contained in the Registration Statement.  As stated on the Facing page, this Amendment also updates the Investment Company Act of 1940 registration.

TFT1 P-[] 2/11

SUPPLEMENT DATED FEBRUARY 1, 2011

 TO THE PROSPECTUS DATED JULY 1, 2010

OF

FRANKLIN TAX-FREE TRUST

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

The prospectus is amended as follows:

I. The Franklin Federal Limited-Term Tax-Free Income Fund will begin offering Advisor Class shares on or about February 1, 2011. Therefore, on or about February 1, 2011, the Franklin Federal Limited-Term Tax-Free Income Fund will offer two classes of shares, Class A and Advisor Class.

II. For the Franklin Double Tax-Free Income Fund, the bar chart and table in the section entitled "Performance – Annual Total Returns" beginning on page 6 is replaced with the following:

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	10.06%
Worst Quarter:	Q4'08	-8.28%
As of September 30, 2010, the Fund's year-to-date return was 10.01% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2009

	1 Year	5 Years	10 Years
Double Tax-Free Income Fund - Class A
Return Before Taxes	17.83%	2.58%	4.57%
Return After Taxes on Distributions	17.83%	2.58%	4.56%
Return After Taxes on Distributions and Sale of Fund Shares	13.37%	2.81%	4.58%
Double Tax-Free Income Fund - Class C	21.42%	2.92%	4.46%
Double Tax-Free Income Fund - Advisor Class	23.22%	3.51%	5.04%
Barclays Capital Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%

III. For the Franklin Federal Intermediate-Term Tax-Free Income Fund, the bar chart and table in the section entitled "Performance – Annual Total Returns" beginning on page 12 is replaced with the following:

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.28%
Worst Quarter:	Q3'08	-3.08%
As of September 30, 2010, the Fund's year-to-date return was 7.51% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2009

	1 Year	5 Years	10 Years
Federal Intermediate Fund - Class A
Return Before Taxes	8.62%	3.08%	4.63%
Return After Taxes on Distributions	8.62%	3.08%	4.63%
Return After Taxes on Distributions and Sale of Fund Shares	7.03%	3.17%	4.56%
Federal Intermediate Fund - Class C	9.54%	2.99%	2.92%[1]
Federal Intermediate Fund - Advisor Class	11.36%	3.60%	4.88%
Barclays Capital Municipal Bond Index: 10 Year Component (index reflects no deduction for fees, expenses or taxes)	9.85%	4.58%	5.81%

1. Since inception July 1, 2003.

IV. For the Franklin Federal Limited-Term Tax-Free Income Fund, the section entitled "Fees and Expenses of the Fund" beginning on page 16 are replaced with the following:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “ Your Account” on page 90 in the Fund's Prospectus and under “Buying and Selling Shares” on page 30 of the Fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment

	Class A	Advisor Class
Management fees[1]	0.46%	0.46%
Distribution and service (12b-1) fees	0.15%	None
Other expenses	0.31%	0.31%
Total annual Fund operating expenses	0.92%	0.77%
Fee waiver and/or expense reimbursement[1]	-0.42%	-0.42%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.50%	0.35%

1. The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for the Fund do not exceed 0.35% (other than certain non-routine expenses), until June 30, 2011.

2. The Fund began offering Advisor Class shares on February 1, 2011. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended February 28, 2010.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expenses reimbursement by the manager and administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 275	$ 471	$ 683	$ 1,293
Advisor Class	$ 36	$ 204	$386	$ 915

v. For the Franklin Federal Limited-Term Tax-Free Income Fund, the section entitled "Performance – Annual Total Returns" beginning on page 19 is replaced with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	2.43%
Worst Quarter:	Q2'04	-1.14%
As of September 30, 2010, the Fund's year-to-date return was 3.64% Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2009

	1 Year	5 Years	Since Inception 9/2/2003
Federal Limited-Term Fund - Class A
Return Before Taxes	3.03%	2.65%	2.45%
Return After Taxes on Distributions	3.03%	2.65%	2.45%
Return After Taxes on Distributions and Sale of Fund Shares	2.82%	2.65%	2.43%
Federal Limited-Term Fund – Advisor Class	5.41%	4.03%	2.81%
Barclays Capital Municipal Bond Index : 5 Year Component (index reflects no deduction for fees, expenses or taxes)	7.40%	4.50%	4.41%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for other classes will vary.

VI. For the Franklin High Yield Tax-Free Income Fund, the bar chart and table in the section entitled "Performance – Annual Total Returns" beginning on page 26 is replaced with the following:

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	12.12%
Worst Quarter:	Q4'08	-10.93%
As of September 30, 2010, the Fund's year-to-date return was 9.28% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2009

	1 Year	5 Years	10 Years
High Yield Fund - Class A
Return Before Taxes	22.38%	2.75%	4.53%
Return After Taxes on Distributions	22.38%	2.75%	4.53%
Return After Taxes on Distributions and Sale of Fund Shares	16.88%	3.10%	4.66%
High Yield Fund - Class B	23.01%	2.74%	4.53%
High Yield Fund - Class C	25.98%	3.07%	4.41%
High Yield Fund - Advisor Class	27.80%	3.72%	5.02%
Barclays Capital Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%

VII. For the Franklin Insured Tax-Free Income Fund, the bar chart and table in the section entitled "Performance – Annual Total Returns" beginning on page 33 is replaced with the following:

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.31%
Worst Quarter:	Q3'08	-5.12%
As of September 30, 2010, the Fund's year-to-date return was 6.25% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2009

	1 Year	5 Years	10 Years
Insured Fund - Class A
Return Before Taxes	8.57%	2.67%	4.77%
Return After Taxes on Distributions	8.57%	2.66%	4.77%
Return After Taxes on Distributions and Sale of Fund Shares	7.21%	2.90%	4.77%
Insured Fund - Class B	8.77%	2.66%	4.92%
Insured Fund - Class C	11.79%	3.02%	4.66%
Insured Fund - Advisor Class	13.55%	3.59%	5.25%
Barclays Capital Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%

VIII. For the Franklin Massachusetts Tax-Free Income Fund, the bar chart and table in the section entitled "Performance – Annual Total Returns" beginning on page 40 is replaced with the following:

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.71%
Worst Quarter:	Q3'08	-3.93%
As of September 30, 2010, the Fund's year-to-date return was 5.97% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2009

	1 Year	5 Years	10 Years
Massachusetts Fund - Class A
Return Before Taxes	9.10%	2.78%	4.90%
Return After Taxes on Distributions	9.10%	2.78%	4.90%
Return After Taxes on Distributions and Sale of Fund Shares	7.48%	2.97%	4.87%
Massachusetts Fund - Class C	12.40%	3.12%	4.79%
Massachusetts Fund - Advisor Class	13.98%	3.69%	5.37%
Barclays Capital Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%

IX. For the Franklin New Jersey Tax-Free Income Fund, the bar chart and table in the section entitled "Performance – Annual Total Returns" beginning on page 46 is replaced with the following:

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.69%
Worst Quarter:	Q3'08	-3.91%
As of September 30, 2010, the Fund's year-to-date return was 6.61% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2009

	1 Year	5 Years	10 Years
New Jersey Fund - Class A
Return Before Taxes	10.33%	3.18%	5.04%
Return After Taxes on Distributions	10.33%	3.18%	5.04%
Return After Taxes on Distributions and Sale of Fund Shares	8.31%	3.33%	4.99%
New Jersey Fund - Class B	10.51%	3.15%	5.19%
New Jersey Fund - Class C	13.55%	3.52%	4.93%
New Jersey Fund - Advisor Class	15.33%	4.12%	5.51%
Barclays Capital Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%

X. For the Franklin Double Tax-Free Income Fund, the "Financial Highlights" tables beginning on page 68 are revised to add the following:

Six Months Ended August 31, 2010 (unaudited)

	Class A	Class C	Advisor Class
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.56	$11.61	$11.57
Income from investment operations[a]:
Net investment income[b]	0.26	0.23	0.26
Net realized and unrealized gains (losses)	0.57	0.57	0.58
Total from investment operations	0.83	0.80	0.84
Less distributions from net investment income	(0.26)	(0.23)	(0.27)
Redemption fees[c]	—	—	—
Net asset value, end of period	$12.13	$12.18	$12.14

Total return[d]	7.27%	6.94%	7.32%

Ratios to average net assets
Expenses	0.67%	1.22%	0.57%
Net investment income	4.33%	3.78%	4.43%

Supplemental data
Net assets, end of period (000’s)	$573,812	$109,367	$3,576
Portfolio turnover rate	4.80%	4.80%	4.80%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Effective September 1, 2008, the redemption fee was eliminated.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

XI. For the Franklin Federal Intermediate-Term Tax-Free Income Fund, the "Financial Highlights" tables beginning on page 71 are revised to add the following:

Six Months Ended August 31, 2010 (unaudited)

	Class A	Class C	Advisor Class
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.59	$11.61	$11.60
Income from investment operations[a]:
Net investment income[b]	0.21	0.17	0.21
Net realized and unrealized gains (losses)	0.49	0.50	0.50
Total from investment operations	0.70	0.67	0.71
Less distributions from net investment income	(0.22)	(0.18)	(0.22)
Redemption fees[c]	—	—	—
Net asset value, end of period	$12.07	$12.10	$12.09

Total return[d]	6.07%	5.85%	6.20%

Ratios to average net assets
Expenses	0.65%	1.20%	0.55%
Net investment income	3.50%	2.95%	3.60%

Supplemental data
Net assets, end of period (000’s)	$1,642,055	$371,011	$273,796
Portfolio turnover rate	0.82%	0.82%	0.82%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Effective September 1, 2008, the redemption fee was eliminated.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

XII. For the Franklin Federal Limited-Term Tax-Free Income Fund, the "Financial Highlights" tables beginning on page 74 are revised to add the following:

Six Months Ended August 31, 2010 (unaudited)

Class A
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.35
Income from investment operations[a]:
Net investment income[b]	0.11
Net realized and unrealized gains (losses)	0.15
Total from investment operations	0.26
Less distributions from net investment income	(0.12)
Redemption fees[c]	—
Net asset value, end of period	$10.49

Total return[d]	2.49%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.86%
Expenses net of waiver and payments by affiliates	0.49%
Net investment income	2.10%

Supplemental data
Net assets, end of period (000’s)	$499,877
Portfolio turnover rate	1.86%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Effective September 1, 2008, the redemption fee was eliminated.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

XIII. For the Franklin High Yield Tax-Free Income Fund, the "Financial Highlights" tables beginning on page 75 are revised to add the following:

Six Months Ended August 31, 2010 (unaudited)

	Class A	Class B	Class C	Advisor Class
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.99	$10.06	$10.12	$10.02
Income from investment operations[a]:
Net investment income[b]	0.26	0.23	0.23	0.26
Net realized and unrealized gains (losses)	0.40	0.42	0.41	0.41
Total from investment operations	0.66	0.65	0.64	0.67
Less distribution from net investment income	(0.26)	(0.24)	(0.23)	(0.27)
Redemption fees[c]	—	—	—	—
Net asset value, end of period	$10.39	$10.47	$10.53	$10.42

Total return[d]	6.75%	6.50%	6.45%	6.78%

Ratios to average net assets
Expenses	0.62%	1.17%	1.17%	0.52%
Net investment income	5.07%	4.52%	4.52%	5.17%

Supplemental data
Net assets, end of period (000’s)	$5,929,895	$53,220	$1,141,338	$916,904
Portfolio turnover rate	4.61%	4.61%	4.61%	4.61%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Effective September 1, 2008, the redemption fee was eliminated.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

XIV. For the Franklin Insured Tax-Free Income Fund, the "Financial Highlights" tables beginning on page 79 are revised to add the following:

Six Months Ended August 31, 2010 (unaudited)

	Class A	Class B	Class C	Advisor Class
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.88	$11.94	$12.01	$11.88
Income from investment operationsa[a]:
Net investment income[b]	0.26	0.22	0.22	0.26
Net realized and unrealized gains (losses)	0.31	0.32	0.33	0.31
Total from investment operations	0.57	0.54	0.55	0.57
Less distribution from net investment income	(0.26)	(0.23)	(0.23)	(0.27)
Redemption fees[c]	—	—	—	—
Net asset value, end of period	$12.19	$12.25	$12.33	$12.18

Total return[d]	4.88%	4.57%	4.61%	4.85%

Ratios to average net assets
Expenses	0.62%	1.17%	1.17%	0.52%
Net investment income	4.23%	3.68%	3.68%	4.33%

Supplemental data
Net assets, end of period (000’s)	$2,352,575	$33,927	$441,576	$12,841
Portfolio turnover rate	3.23%	3.23%	3.23%	3.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Effective September 1, 2008, the redemption fee was eliminated.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

XV. For the Franklin Massachusetts Tax-Free Income Fund, the "Financial Highlights" tables beginning on page 83 are revised to add the following:

Six Months Ended August 31, 2010 (unaudited)

	Class A	Class C	Advisor Class
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.60	$11.70	$11.60
Income from investment operationsa[a]:
Net investment income[b]	0.24	0.21	0.24
Net realized and unrealized gains (losses)	0.35	0.36	0.35
Total from investment operations	0.59	0.57	0.59
Less distributions from net investment income	(0.24)	(0.21)	(0.25)
Redemption fees[c]	—	—	—
Net asset value, end of period	$11.95	$12.06	$11.94

Total return[d]	5.19%	4.93%	5.16%

Ratios to average net assets
Expenses	0.66%	1.21%	0.56%
Net investment income	4.01%	3.46%	4.11%

Supplemental data
Net assets, end of period (000’s)	$519,043	$94,470	$4,600
Portfolio turnover rate	12.48%	12.48%	12.48%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Effective September 1, 2008, the redemption fee was eliminated.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

XVI. For the Franklin New Jersey Tax-Free Income Fund, the "Financial Highlights" tables beginning on page 86 are revised to add the following:

Six Months Ended August 31, 2010 (unaudited)

	Class A	Class B	Class C	Advisor Class
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.99	$12.07	$12.11	$11.99
Income from investment operations[a]:
Net investment income[b] .	0.26	0.22	0.22	0.26
Net realized and unrealized gains (losses)	0.37	0.38	0.38	0.38
Total from investment operations	0.63	0.60	0.60	0.64
Less distributions from net investment income	(0.26)	(0.23)	(0.23)	(0.27)
Redemption fees[c]	—	—	—	—
Net asset value, end of period	$12.36	$12.44	$12.48	$12.36

Total return[d]	5.35%	5.03%	5.00%	5.40%

Ratios to average net assets
Expenses	0.62%	1.17%	1.17%	0.52%
Net investment income	4.18%	3.63%	3.63%	4.28%

Supplemental data
Net assets, end of period (000’s)	$1,329,858	$26,115	$329,854	$18,391
Portfolio turnover rate	4.76%	4.76%	4.76%	4.76%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Effective September 1, 2008, the redemption fee was eliminated.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

XVII. The paragraph on page 99 that begins with, "Certain Franklin Templeton funds…" is deleted.

Please keep this supplement for future reference.

TFT1 SA-[] 2/11

SUPPLEMENT DATED FEBRUARY 1, 2011

 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2010

OF

FRANKLIN TAX-FREE TRUST

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

The Statement of Additional Information is amended as follows:

I. The Franklin Federal Limited-Term Tax-Free Income Fund will begin offering Advisor Class shares on or about February 1, 2011. Therefore, on or about February 1, 2011, the Franklin Federal Limited-Term Tax-Free Income Fund will offer two classes of shares, Class A and Advisor Class.

II. The second paragraph on page 1 is replaced with the following:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to Shareholders for the fiscal year ended February 28, 2010, and the unaudited financial statements in the Fund's Semiannual Report for the period ended August 31, 2010, are incorporated by reference (are legally a part of this SAI).

III. The second paragraph under "Organization, Voting Rights and Principal Holders" beginning on page 29 is replaced with the following:

The High Yield, Insured and New Jersey Funds currently offer four classes of shares, Class A, Class B, Class C and Advisor Class. The Double Tax-Free, Federal Intermediate and Massachusetts Funds currently offer three classes of shares, Class A, Class C and Advisor Class. The Federal Limited-Term Fund offers two classes of shares, Class A and Advisor Class. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. The Federal Limited-Term Fund began offering Advisor Class shares on February 1, 2011. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Franklin Double Tax-Free Income Fund - Class A
  Franklin Double Tax-Free Income Fund - Class C
  Franklin Double Tax-Free Income Fund - Advisor Class
  Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A
  Franklin Federal Intermediate-Term Tax-Free Income Fund - Class C
  Franklin Federal Intermediate-Term Tax-Free Income Fund - Advisor Class
  Franklin Federal Limited-Term Tax-Free Income Fund – Class A
  Franklin Federal Limited-Term Tax-Free Income Fund – Advisor Class
  Franklin High Yield Tax-Free Income Fund - Class A
  Franklin High Yield Tax-Free Income Fund - Class B
  Franklin High Yield Tax-Free Income Fund - Class C
  Franklin High Yield Tax-Free Income Fund - Advisor Class
  Franklin Insured Tax-Free Income Fund - Class A
  Franklin Insured Tax-Free Income Fund - Class B
  Franklin Insured Tax-Free Income Fund - Class C
  Franklin Insured Tax-Free Income Fund - Advisor Class
  Franklin Massachusetts Tax-Free Income Fund - Class A
  Franklin Massachusetts Tax-Free Income Fund - Class C
  Franklin Massachusetts Tax-Free Income Fund - Advisor Class
  Franklin New Jersey Tax-Free Income Fund - Class A
  Franklin New Jersey Tax-Free Income Fund - Class B
  Franklin New Jersey Tax-Free Income Fund - Class C
  Franklin New Jersey Tax-Free Income Fund - Advisor Class

IV. The sixth through eighth paragraphs under "Organization, Voting Rights and Principal Holders" beginning on page 29 is replaced with the following:

As of November 2, 2010, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Double Tax-Free Fund
LPL Financial 9785 Towne Center Drive San Diego, CA 92150-9046	Advisor	6.77
Federal Intermediate-Term Fund	Class A	9.27
Prudential Investment Mgmt Services 100 Mulberry Street Newark, NJ 07102-4056
High Yield Fund
LPL Financial P.O. Box 509046 San Diego, CA 92150-9046	Advisor	7.85

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

As of November 2, 2010, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

Please keep this supplement for future reference.

FRANKLIN TAX-FREE TRUST

FILE NOS. 002-94222 & 811-04149

FORM N-1A

PART C

Other Information

Item 28.  Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)   Agreement and Declaration of Trust

(i)	Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2007

(ii)	Certificate of Trust of Franklin Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2007

(b)   By-laws

(i)	By-Laws of Franklin Tax-Free Trust, a Delaware statutory trust effective as of October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2007

(c)   Instruments Defining Rights of Security Holders

Not Applicable

(d)   Investment Advisory Contracts

(i)	Investment Management Agreement dated July 2, 2007 between Registrant and Franklin Advisers, Inc., on behalf of the following funds:
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(ii)	Investment Management Agreement dated July 2, 2007 between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(iii)	Addendum dated January 1, 2008, to Investment Management Agreement dated July 2, 2007
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(e)   Underwriting Contracts

(i)	Distribution Agreement dated July 2, 2007 between Registrant and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(ii)	Form of Selling Agreements, between Franklin/Templeton Distributors, Inc. and Securities Dealers, dated May 1, 2010

(f)   Bonus or Profit Sharing Contracts

Not Applicable

(g)   Custodian Agreements

(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: March 14, 1996

(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 30, 1998

(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: December 23, 1998

(iv)	Amendment dated January 6, 2010 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 29, 2010

(v)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: March 14, 1996

(h)   Other Material Contracts

(i)

Subcontract dated July 2, 2007 for Fund Administrative Services between Franklin Advisers, Inc., including all funds except Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(ii)	Fund Administration Agreement dated July 2, 2007 between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Templeton Services, LLC
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(i)   Legal Opinion

(i)	Legal Opinion dated June 27, 2007
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(j)   Other Opinions

Not Applicable

(k)   Omitted Financial Statements

Not Applicable

(l)   Initial Capital Agreements

(i)	Letter of Understanding dated September 21, 1992
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 28, 1995

(ii)	Letter of Understanding dated April 12, 1995
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 28, 1995

(m)   Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Alabama Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(ii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Arizona Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(iii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Colorado Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(iv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Connecticut Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(v)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Double Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(vi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(vii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(viii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Florida Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(ix)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Georgia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(x)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin High Yield Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Insured Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Kentucky Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xiii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Louisiana Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xiv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Maryland Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Massachusetts Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xvi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Michigan Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xvii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Minnesota Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xviii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Missouri Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xix)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin New Jersey Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xx)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin North Carolina Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Ohio Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Oregon Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxiii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pennsylvania Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxiv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Virginia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxv)	Class C Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc., on behalf of following funds:
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(xxvi)	Class B Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc., on behalf of the following funds:
Franklin Arizona Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(n)   Rule 18f-3 Plan

(i)	Multiple Class Plan dated October 17, 2006, on behalf of the following funds:
Franklin Alabama Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(ii)	Multiple Class Plan dated October 17, 2006, on behalf of Franklin Florida Tax-Free Income Fund
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(iii)	Multiple Class Plan dated October 17, 2006, on behalf of Franklin High Yield Tax-Free Income Fund
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(iv)	Multiple Class Plan dated April 15, 2008, on behalf of the following funds:
Franklin Arizona Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Michigan Tax-Free Fund
Franklin New Jersey Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(v)	Multiple Class Plan dated October 20, 2008 on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(vi)	Multiple Class Plan dated December 1, 2008, on behalf of the following funds:
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(vii)	Multiple Class Plan dated December 1, 2008, on behalf of Franklin Pennsylvania Tax-Free Income Fund
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(viii)	Multiple Class Plan dated October 19, 2010, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund

(p)   Code of Ethics

(i)	Code of Ethics dated May 2010

(q)            Power of Attorney

(i)	Power of Attorney dated July 15, 2010

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

The Agreement and Declaration of Trust (the “Declaration”) of Registrant provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

Registrant shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and /or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engages in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required by this Item 32 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.  Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of November, 2010.

FRANKLIN TAX-FREE TRUST

By: /s/DAVID P. GOSS

David P. Goss

Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy*	President & Chief Executive Officer –
Christopher J. Molumphy	Investment Management
Dated: November 29, 2010

Laura F. Fergerson*	Chief Executive Officer –
Laura F. Fergerson	Finance and Administration
Dated: November 29, 2010

Gaston Gardey *	Chief Financial Officer and
Gaston Gardey	Chief Accounting Officer
Dated: November 29, 2010

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: November 29, 2010

Sam Ginn*

Trustee
Sam Ginn	Dated: November 29, 2010

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: November 29, 2010

Charles B. Johnson*	Trustee
Charles B. Johnson	Dated: November 29, 2010

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: November 29, 2010

J. Michael Luttig	Trustee
J. Michael Luttig	Dated: November 29, 2010

Frank A. Olson*	Trustee
Frank A. Olson	Dated: November 29, 2010

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: November 29, 2010

John B. Wilson*

Trustee
John B. Wilson	Dated: November 29, 2010

*By  /s/DAVID P. GOSS

David P. Goss, Attorney-in-Fact

(Pursuant to Power of Attorney filed herewith)

FRANKLIN TAX-FREE TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.a(i)	Agreement and Declaration of Trust dated October 18, 2006	*

EX-99.a(ii)	Certificate of Trust of Franklin Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006	*

EX-99.b(i)	By-Laws of Franklin Tax-Free Trust, a Delaware Statutory Trust effective as of October 18, 2006	*

EX-99.d(i)

Investment Management Agreement dated July 2, 2007 between Registrant and Franklin Advisers, Inc., on behalf of the following funds:

Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund

*

EX-99.d(ii)	Investment Management Agreement between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc. dated July 2, 2007	*

EX-99.d(iii)	Addendum dated January 1, 2008 to Investment Management Agreement dated July 2, 2007	*

EX-99.e(i)	Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated July 2, 2007	*

EX-99.e(ii)	Forms of Selling Agreements, between Franklin/Templeton Distributors, Inc. and Securities Dealers, dated May 1, 2010	Attached

EX-99.g(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.g(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.g(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.g(iv)	Amendment dated January 6, 2010, to Exhibit A of the Master Custody Agreement between Registrant and the The Bank of New York Mellon dated February 16, 1996	*

EX-99.g(v)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.h(i)

Subcontract dated July 2, 2007 for Fund Administrative Services between Franklin Advisers, Inc., including all funds except Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin Templeton Services, LLC

*

EX-99.h(ii)	Fund Administration Agreement dated July 2, 2007, between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Templeton Services, LLC	*

EX-99.i(i)	Opinion and Consent of Counsel dated June 27, 2007	*

EX-99.l(i)	Letter of Understanding dated September 21, 1992	*

EX-99.l(ii)	Letter of Understanding dated April 12, 1994	*

EX-99.m(i)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Alabama Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(ii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Arizona Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(iii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Colorado Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(iv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Connecticut Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(v)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Double Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(vi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(vii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(viii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Florida  Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(ix)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Georgia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(x)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin High Yield Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Insured Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Kentucky Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xiii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Louisiana Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xiv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Maryland Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Massachusetts Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xvi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Michigan Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xvii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Minnesota Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xviii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Missouri Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xix)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin New Jersey Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xx)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin North Carolina Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xxi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Ohio Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xxii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Oregon Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xxiii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pennsylvania Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xxiv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Virginia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

*

EX-99.m(xxv)

Class C Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc., on behalf of the following funds:

Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund, and Franklin Virginia Tax-Free Income Fund.

*

EX-99.m(xxvi)

Class B Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc., on behalf of the following funds:

Franklin Arizona Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income

*

EX-99.n(i)	Multiple Class Plan dated October 17, 2006 on behalf of the following funds: Franklin Alabama Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund,	*

EX-99.n(ii)	Multiple Class Plan dated October 17, 2006 on behalf of Franklin Florida Tax-Free Income Fund	*

EX-99.n(iii)	Multiple Class Plan dated October 17, 2006 on behalf of Franklin High Yield Tax-Free Income Fund	*

EX-99.n(iv)

Multiple Class Plan dated April 15, 2008 on behalf of the following funds:

Franklin Arizona Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Michigan Tax-Free Fund, Franklin New Jersey Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund and Franklin Florida Tax-Free Income Fund

*

EX-99.n(v)	Multiple Class Plan dated October 20, 2008 on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund	*

EX-99.n(vi)

Multiple Class Plan dated December 1, 2008 on behalf of the following funds:

Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund

*

EX-99.n(vii)	Multiple Class Plan dated December 1, 2008, on behalf of Franklin Pennsylvania Tax-Free Income Fund	*

EX-99.n (viii)	Multiple Class Plan dated October 19, 2010, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund	Attached

EX-99.p(i)	Code of Ethics dated May 2010	Attached

EX-99.q(i)	Powers of Attorney dated July 15, 2010	Attached

*Incorporated by Reference